Loans	12 Months Ended
Dec. 31, 2016
Receivables
Loans

Note 10 – Loans

Loans acquired in the Westernbank FDIC-assisted transaction, except for lines of credit with revolving privileges, are accounted for by the Corporation in accordance with ASC Subtopic 310-30. Under ASC Subtopic 310-30, the acquired loans were aggregated into pools based on similar characteristics. Each loan pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows. The loans which are accounted for under ASC Subtopic 310-30 by the Corporation are not considered non-performing and will continue to have an accretable yield as long as there is a reasonable expectation about the timing and amount of cash flows expected to be collected. The Corporation measures additional losses for this portfolio when it is probable the Corporation will be unable to collect all cash flows expected at acquisition plus additional cash flows expected to be collected arising from changes in estimates after acquisition. Lines of credit with revolving privileges that were acquired as part of the Westernbank FDIC-assisted transaction are accounted for under the guidance of ASC Subtopic 310-20, which requires that any differences between the contractually required loan payment receivable in excess of the Corporation’s initial investment in the loans be accreted into interest income. Loans accounted for under ASC Subtopic 310-20 are placed in non-accrual status when past due in accordance with the Corporation’s non-accruing policy and any accretion of discount is discontinued.

The risks on loans acquired in the FDIC-assisted transaction are significantly different from the risks on loans not covered under the FDIC loss sharing agreements because of the loss protection provided by the FDIC. Accordingly, the Corporation presents loans subject to the loss sharing agreements as “covered loans” in the information below and loans that are not subject to the FDIC loss sharing agreements as “non-covered loans”. The FDIC loss sharing agreements expired on June 30, 2015 for commercial (including construction) and consumer loans, and expires on June 30, 2020 for single-family residential mortgage loans, as explained in Note 12.

For a summary of the accounting policies related to loans, interest recognition and allowance for loan losses refer to the summary of significant accounting policies included in Note 2 to these consolidated financial statements.

During the year ended December 31, 2016, the Corporation recorded purchases (including repurchases) of mortgage loans amounting to $619 million, consumer loans of $164 million and commercial loans amounting to $51million. Excluding the impact of the Doral Bank Transaction, during the year ended December 31, 2015, the Corporation recorded purchases of mortgage loans amounting to $588 million, consumer loans of $72 million and commercial loans of $55 million. Refer to Note 5 for information on loans acquired as part of the Doral Bank Transaction.

Excluding the bulk sale of Westernbank loans with a carrying value of approximately $100 million, the Corporation sold commercial and construction loans with a carrying value of approximately $47 million during the year ended December 31, 2016 (December 31, 2015 - $43 million). The Corporation performed whole-loan sales involving approximately $83 million of residential mortgage loans during the year ended December 31, 2016 (December 31, 2015 - $98 million). Also, during the year ended December 31, 2016, the Corporation securitized approximately $613 million of mortgage loans into Government National Mortgage Association (“GNMA”) mortgage-backed securities and $163 million of mortgage loans into Federal National Mortgage Association (“FNMA”) mortgage-backed securities, compared to $869 million and $219 million, respectively, during the year ended December 31, 2015.

Non-covered loans

The following table presents the composition of non-covered loans held-in-portfolio (“HIP”), net of unearned income, by past due status at December 31, 2016 and 2015, including loans previously covered by the commercial FDIC loss sharing agreements.

December 31, 2016
Puerto Rico

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial multi-family	$232	$-	$664	$896	$173,644	$174,540
Commercial real estate non-owner occupied	98,604	4,785	51,435	154,824	2,409,461	2,564,285
Commercial real estate owner occupied	12,967	5,014	112,997	130,978	1,660,497	1,791,475
Commercial and industrial	19,156	2,638	32,147	53,941	2,617,976	2,671,917
Construction	-	-	1,668	1,668	83,890	85,558
Mortgage	289,635	136,558	801,251	1,227,444	4,689,056	5,916,500
Leasing	6,619	1,356	3,062	11,037	691,856	702,893
Consumer:
Credit cards	11,646	8,752	18,725	39,123	1,061,484	1,100,607
Home equity lines of credit	-	65	185	250	8,101	8,351
Personal	12,148	7,918	20,686	40,752	1,109,425	1,150,177
Auto	32,441	7,217	12,320	51,978	774,614	826,592
Other	1,259	294	19,311	20,864	154,665	175,529
Total	$484,707	$174,597	$1,074,451	$1,733,755	$15,434,669	$17,168,424

December 31, 2016
U.S. mainland
	Past due
	30-59	60-89	90 days	Total		Loans HIP
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial multi-family	$5,952	$-	$206	$6,158	$1,058,138	$1,064,296
Commercial real estate non-owner occupied	1,992	379	1,195	3,566	1,353,750	1,357,316
Commercial real estate owner occupied	2,116	540	472	3,128	240,617	243,745
Commercial and industrial	960	610	101,257	102,827	828,106	930,933
Construction	-	-	-	-	690,742	690,742
Mortgage	15,974	5,272	11,713	32,959	746,902	779,861
Legacy	833	346	3,337	4,516	40,777	45,293
Consumer:
Credit cards	8	28	30	66	92	158
Home equity lines of credit	2,908	1,055	4,762	8,725	243,450	252,175
Personal	2,547	1,675	1,864	6,086	234,521	240,607
Auto	-	-	-	-	9	9
Other	-	-	8	8	180	188
Total	$33,290	$9,905	$124,844	$168,039	$5,437,284	$5,605,323

December 31, 2016
Popular, Inc.

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Popular, Inc.[1] [2]
Commercial multi-family	$6,184	$-	$870	$7,054	$1,231,782	$1,238,836
Commercial real estate non-owner occupied	100,596	5,164	52,630	158,390	3,763,211	3,921,601
Commercial real estate owner occupied	15,083	5,554	113,469	134,106	1,901,114	2,035,220
Commercial and industrial	20,116	3,248	133,404	156,768	3,446,082	3,602,850
Construction	-	-	1,668	1,668	774,632	776,300
Mortgage	305,609	141,830	812,964	1,260,403	5,435,958	6,696,361
Leasing	6,619	1,356	3,062	11,037	691,856	702,893
Legacy[3]	833	346	3,337	4,516	40,777	45,293
Consumer:
Credit cards	11,654	8,780	18,755	39,189	1,061,576	1,100,765
Home equity lines of credit	2,908	1,120	4,947	8,975	251,551	260,526
Personal	14,695	9,593	22,550	46,838	1,343,946	1,390,784
Auto	32,441	7,217	12,320	51,978	774,623	826,601
Other	1,259	294	19,319	20,872	154,845	175,717
Total	$517,997	$184,502	$1,199,295	$1,901,794	$20,871,953	$22,773,747

[1]	Non-covered loans held-in-portfolio are net of $121 million in unearned income and exclude $89 million in loans held-for-sale.
[2]	Includes $7.3 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.5 billion were pledged at the FHLB as collateral for borrowings, $2.3 billion at the FRB for discount window borrowings and $0.5 billion serve as collateral for public funds.
[3]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the
Corporation as part of restructuring efforts carried out in prior years at the BPNA segment.

December 31, 2015
Puerto Rico

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial multi-family	$459	$217	$1,316	$1,992	$130,154	$132,146
Commercial real estate non-owner occupied	166,732	12,520	84,982	264,234	2,404,858	2,669,092
Commercial real estate owner occupied	14,245	5,624	138,778	158,647	1,750,597	1,909,244
Commercial and industrial	6,010	6,059	38,464	50,533	2,607,204	2,657,737
Construction	238	253	13,738	14,229	86,719	100,948
Mortgage	344,858	162,341	863,869	1,371,068	4,756,423	6,127,491
Leasing	7,844	1,630	3,009	12,483	615,167	627,650
Consumer:
Credit cards	11,078	9,414	19,098	39,590	1,088,755	1,128,345
Home equity lines of credit	186	292	394	872	9,816	10,688
Personal	13,756	7,889	22,625	44,270	1,158,565	1,202,835
Auto	33,554	7,500	11,640	52,694	763,256	815,950
Other	1,069	298	19,232	20,599	167,885	188,484
Total	$600,029	$214,037	$1,217,145	$2,031,211	$15,539,399	$17,570,610

December 31, 2015
U.S. mainland
	Past due
	30-59	60-89	90 days	Total		Loans HIP
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial multi-family	$33	$253	$-	$286	$693,647	$693,933
Commercial real estate non-owner occupied	160	-	253	413	962,610	963,023
Commercial real estate owner occupied	1,490	429	221	2,140	200,204	202,344
Commercial and industrial	13,647	1,526	75,575	90,748	780,896	871,644
Construction	-	-	-	-	580,158	580,158
Mortgage	18,957	3,424	13,538	35,919	872,671	908,590
Legacy	1,160	662	3,649	5,471	58,965	64,436
Consumer:
Credit cards	327	134	437	898	13,037	13,935
Home equity lines of credit	3,149	1,114	4,176	8,439	296,045	304,484
Personal	1,836	690	1,240	3,766	168,860	172,626
Auto	-	-	6	6	22	28
Other	-	10	5	15	289	304
Total	$40,759	$8,242	$99,100	$148,101	$4,627,404	$4,775,505

December 31, 2015
Popular, Inc.

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Popular, Inc.[1] [2]
Commercial multi-family	$492	$470	$1,316	$2,278	$823,801	$826,079
Commercial real estate non-owner occupied	166,892	12,520	85,235	264,647	3,367,468	3,632,115
Commercial real estate owner occupied	15,735	6,053	138,999	160,787	1,950,801	2,111,588
Commercial and industrial	19,657	7,585	114,039	141,281	3,388,100	3,529,381
Construction	238	253	13,738	14,229	666,877	681,106
Mortgage	363,815	165,765	877,407	1,406,987	5,629,094	7,036,081
Leasing	7,844	1,630	3,009	12,483	615,167	627,650
Legacy[3]	1,160	662	3,649	5,471	58,965	64,436
Consumer:
Credit cards	11,405	9,548	19,535	40,488	1,101,792	1,142,280
Home equity lines of credit	3,335	1,406	4,570	9,311	305,861	315,172
Personal	15,592	8,579	23,865	48,036	1,327,425	1,375,461
Auto	33,554	7,500	11,646	52,700	763,278	815,978
Other	1,069	308	19,237	20,614	168,174	188,788
Total	$640,788	$222,279	$1,316,245	$2,179,312	$20,166,803	$22,346,115

[1]	Non-covered loans held-in-portfolio are net of $108 million in unearned income and exclude $137 million in loans held-for-sale.
[2]	Includes $7.3 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.3 billion were pledged at the FHLB as collateral for borrowings, $2.5 billion at the FRB for discount window borrowings and $0.5 billion serve as collateral for public funds.
[3]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the
Corporation as part of restructuring efforts carried out in prior years at the BPNA segment.

The following tables present non-covered loans held-in-portfolio by loan class that are in non-performing status or are accruing interest but are past due 90 days or more at December 31, 2016 and December 31, 2015. Accruing loans past due 90 days or more consist primarily of credit cards, FHA / VA and other insured mortgage loans, and delinquent mortgage loans which are included in the Corporation’s financial statements pursuant to GNMA’s buy-back option program. Servicers of loans underlying GNMA mortgage-backed securities must report as their own assets the defaulted loans that they have the option (but not the obligation) to repurchase, even when they elect not to exercise that option.

At December 31, 2016
	Puerto Rico		U.S. mainland		Popular, Inc.

		Accruing loans		Accruing loans		Accruing loans
	Non-accrual	past-due 90	Non-accrual	past-due 90	Non-accrual	past-due 90
(In thousands)	loans	days or more [1]	loans	days or more [1]	loans	days or more [1]
Commercial multi-family	$664	$-	$206	$-	$870	$-
Commercial real estate non-owner occupied	24,611	-	1,195	-	25,806	-
Commercial real estate owner occupied	102,771	-	472	-	103,243	-
Commercial and industrial	31,609	538	1,820	-	33,429	538
Mortgage[3]	318,194	406,583	11,713	-	329,907	406,583
Leasing	3,062	-	-	-	3,062	-
Legacy	-	-	3,337	-	3,337	-
Consumer:
Credit cards	-	18,725	30	-	30	18,725
Home equity lines of credit	-	185	4,762	-	4,762	185
Personal	20,553	34	1,864	-	22,417	34
Auto	12,320	-	-	-	12,320	-
Other	18,724	587	8	-	18,732	587
Total[2]	$532,508	$426,652	$25,407	$-	$557,915	$426,652

[1] Non-covered loans of $215 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.

[2] For purposes of this table non-performing loans exclude non-performing loans held-for-sale.

[3] It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guaranteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured. These balances include $181 million of residential mortgage loans in Puerto Rico insured by FHA or guaranteed by the VA that are no longer accruing interest as of December 31, 2016. Furthermore, the Corporation has approximately $68 million in reverse mortgage loans in Puerto Rico which are guaranteed by FHA, but which are currently not accruing interest. Due to the guaranteed nature of the loans, it is the Corporation’s policy to exclude these balances from non-performing assets.

At December 31, 2015
	Puerto Rico		U.S. mainland		Popular, Inc.

		Accruing loans		Accruing loans		Accruing loans
	Non-accrual	past-due 90	Non-accrual	past-due 90	Non-accrual	past-due 90
(In thousands)	loans	days or more [1]	loans	days or more [1]	loans	days or more [1]
Commercial multi-family	$1,062	$-	$-	$-	$1,062	$-
Commercial real estate non-owner occupied	33,720	-	253	-	33,973	-
Commercial real estate owner occupied	106,449	-	221	-	106,670	-
Commercial and industrial	36,671	555	3,440	-	40,111	555
Construction	3,550	-	-	-	3,550	-
Mortgage[3]	337,933	426,094	13,538	-	351,471	426,094
Leasing	3,009	-	-	-	3,009	-
Legacy	-	-	3,649	-	3,649	-
Consumer:
Credit cards	-	19,098	437	-	437	19,098
Home equity lines of credit	-	394	4,176	-	4,176	394
Personal	22,102	523	1,240	-	23,342	523
Auto	11,640	-	6	-	11,646	-
Other	18,698	61	5	-	18,703	61
Total[2]	$574,834	$446,725	$26,965	$-	$601,799	$446,725

[1] Non-covered loans by $268 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.

[2] For purposes of this table non-performing loans exclude $ 45 million in non-performing loans held-for-sale.

[3] It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guaranteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured. These balances include $164 million of residential mortgage loans in Puerto Rico insured by FHA or guaranteed by the VA that are no longer accruing interest as of December 31, 2015. Furthermore, the Corporation has approximately $70 million in reverse mortgage loans in Puerto Rico which are guaranteed by FHA, but which are currently not accruing interest. Due to the guaranteed nature of the loans, it is the Corporation’s policy to exclude these balances from non-performing assets.

The following table provides a breakdown of loans held-for-sale (“LHFS”) including loans in non-performing status at December 31, 2016 and 2015 by main categories.

	December 31, 2016			December 31, 2015
(In thousands)	Non-Performing	Performing	Total	Non-Performing	Performing	Total
Commercial	$-	$-	$-	$45,074	$-	$45,074
Construction	-	-	-	95	-	95
Mortgage	-	88,821	88,821	-	91,831	91,831
Total loans held-for-sale	$-	$88,821	$88,821	$45,169	$91,831	$137,000

The components of the net financing leases receivable at December 31, 2016 and 2015 were as follows:

(In thousands)	2016	2015
Total minimum lease payments	$601,317	$548,438
Estimated residual value of leased property	210,761	175,458
Deferred origination costs, net of fees	8,309	8,553
Less - Unearned financing income	117,296	103,433
Net minimum lease payments	703,091	629,016
Less - Allowance for loan losses	7,677	11,022
Net minimum lease payments, net of allowance for loan losses	$695,414	$617,994

At December 31, 2016, future minimum lease payments are expected to be received as follows:

(In thousands)
2017	$136,657
2018	125,327
2019	102,100
2020	106,307
2021 and thereafter	130,926
Total	$601,317

The following table presents loans acquired as part of the Doral Bank Transaction accounted for under ASC subtopic 310-20 as of the February 27, 2015 acquisition date:

(In thousands)
Fair value of loans accounted under ASC Subtopic 310-20	$1,178,543
Gross contractual amounts receivable (principal and interest)	$1,666,695
Estimate of contractual cash flows not expected to be collected	$34,646

Covered loans

The following tables present the composition of loans by past due status at December 31, 2016 and 2015 for covered loans held-in-portfolio. The information considers covered loans accounted for under ASC Subtopic 310-20 and ASC Subtopic 310-30.

December 31, 2016

	Past due
	30-59	60-89	90 days	Total		Covered
(In thousands)	days	days	or more	past due	Current	loans HIP [1]
Mortgage	$25,506	$12,904	$69,856	$108,266	$448,304	$556,570
Consumer	751	245	1,074	2,070	14,238	16,308
Total covered loans	$26,257	$13,149	$70,930	$110,336	$462,542	$572,878
[1]	Includes $337 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.

December 31, 2015

	Past due
	30-59	60-89	90 days	Total		Covered
(In thousands)	days	days	or more	past due	Current	loans HIP [1]
Mortgage	$31,413	$16,593	$83,132	$131,138	$495,964	$627,102
Consumer	1,246	444	1,283	2,973	16,040	19,013
Total covered loans	$32,659	$17,037	$84,415	$134,111	$512,004	$646,115
[1]		Includes $386 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.

The following table presents covered loans in nonperforming status and accruing loans past due 90 days or more by loan class at December 31, 2016 and 2015.

	December 31, 2016		December 31, 2015

	Non-accrual	Accruing loans past	Non-accrual	Accruing loans past
(In thousands)	loans	due 90 days or more	loans	due 90 days or more
Mortgage	$3,794	$-	$3,790	$-
Consumer	121	-	97	-
Total[1]	$3,915	$-	$3,887	$-

[1] Covered loans accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analyses.

The Corporation accounts for lines of credit with revolving privileges under the accounting guidance of ASC Subtopic 310-20, which requires that any differences between the contractually required loans payment receivable in excess of the initial investment in the loans be accreted into interest income over the life of the loans, if the loan is accruing interest. Covered loans accounted for under ASC Subtopic 310-20 amounted to $10 million at December 31, 2016 (December 31, 2015 - $10 million).

Loans acquired with deteriorated credit quality accounted for under ASC 310-30

The following provides information of loans acquired with evidence of credit deterioration as of the acquisition date, accounted for under the guidance of ASC 310-30.

Loans acquired from Westernbank as part of an FDIC-assisted transaction

The carrying amount of the Westernbank loans consisted of loans determined to be impaired at the time of acquisition, which are accounted for in accordance with ASC Subtopic 310-30 (“credit impaired loans”), and loans that were considered to be performing at the acquisition date, accounted for by analogy to ASC Subtopic 310-30 (“non-credit impaired loans”), as detailed in the following table.

	December 31, 2016			December 31, 2015

	Carrying amount			Carrying amount
(In thousands)	Non-credit impaired loans	Credit impaired loans	Total	Non-credit impaired loans	Credit impaired loans	Total
Commercial real estate	$985,181	$14,440	$999,621	$1,114,368	$35,393	$1,149,761
Commercial and industrial	103,476	-	103,476	84,765	519	85,284
Construction	-	1,668	1,668	8,943	6,027	14,970
Mortgage	587,949	25,781	613,730	667,023	33,090	700,113
Consumer	18,775	1,059	19,834	23,047	1,326	24,373
Carrying amount [1]	1,695,381	42,948	1,738,329	1,898,146	76,355	1,974,501
Allowance for loan losses	(61,855)	(7,022)	(68,877)	(59,753)	(3,810)	(63,563)
Carrying amount, net of allowance	$1,633,526	$35,926	$1,669,452	$1,838,393	$72,545	$1,910,938
[1] The carrying amount of loans acquired from Westernbank and accounted for under ASC 310-30 which remains subject to the loss sharing agreement with the FDIC amounted to approximately $563 million as of December 31, 2016 and $636 million as of December 31, 2015.

The outstanding principal balance of Westernbank loans accounted pursuant to ASC Subtopic 310-30, amounted to $2.1 billion at December 31, 2016 (December 31, 2015 - $2.4 billion). At December 31, 2016, none of the acquired loans from the Westernbank FDIC-assisted transaction accounted for under ASC Subtopic 310-30 were considered non-performing loans. Therefore, interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans.

Changes in the carrying amount and the accretable yield for the Westernbank loans accounted pursuant to the ASC Subtopic 310-30, for the years ended December 31, 2016 and 2015, were as follows:

	Activity in the accretable yield
	Westernbank loans ASC 310-30
	For the years ended
	December 31, 2016			December 31, 2015
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$1,105,732	$6,726	$1,112,458	$1,265,752	$5,585	$1,271,337
Accretion	(162,983)	(6,765)	(169,748)	(192,826)	(10,140)	(202,966)
Change in expected cash flows	59,159	8,218	67,377	32,806	11,281	44,087
Ending balance	$1,001,908	$8,179	$1,010,087	$1,105,732	$6,726	$1,112,458

	Carrying amount of Westernbank loans accounted for pursuant to ASC 310-30
	For the years ended
	December 31, 2016			December 31, 2015
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$1,898,146	$76,355	$1,974,501	$2,272,142	$172,030	$2,444,172
Accretion	162,983	6,765	169,748	192,826	10,140	202,966
Collections / loan sales / charge-offs[1]	(365,748)	(40,172)	(405,920)	(566,822)	(105,815)	(672,637)
Ending balance[2]	$1,695,381	$42,948	$1,738,329	$1,898,146	$76,355	$1,974,501
Allowance for loan losses
ASC 310-30 Westernbank loans	(61,855)	(7,022)	(68,877)	(59,753)	(3,810)	(63,563)
Ending balance, net of ALLL	$1,633,526	$35,926	$1,669,452	$1,838,393	$72,545	$1,910,938
[1]	For the year ended December 31, 2016, includes the impact of the bulk sale of loans with a carrying value of approximately $99 million.
[2]	The carrying amount of loans acquired from Westernbank and accounted for under ASC 310-30 which remain subject to the loss sharing agreement with the FDIC amounted to approximately $563 million as of December 31, 2016 (December 31, 2015- $636 million).

Other loans acquired with deteriorated credit quality

The outstanding principal balance of other acquired loans accounted pursuant to ASC Subtopic 310-30, amounted to $700 million at December 31, 2016 (December 31, 2015 - $710 million). At December 31, 2016, none of the other acquired loans accounted under ASC Subtopic 310-30 were considered non-performing loans. Therefore, interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans.

Changes in the carrying amount and the accretable yield for the other acquired loans accounted pursuant to the ASC Subtopic 310-30, for the years ended December 31, 2016 and 2015 were as follows:

Activity in the accretable yield - Other acquired loans ASC 310-30
	For the years ended
(In thousands)	December 31, 2016	December 31, 2015
Beginning balance	$221,128	$116,304
Additions	17,635	132,273
Accretion	(35,030)	(29,277)
Change in expected cash flows	75,163	1,828
Ending balance	$278,896	$221,128

Carrying amount of other acquired loans accounted for pursuant to ASC 310-30
	For the years ended
(In thousands)	December 31, 2016	December 31, 2015
Beginning balance	$564,050	$212,763
Purchase accounting adjustments related to the Doral Bank Transaction (Refer to Note 5)	(4,707)	-
Additions	36,221	386,679
Accretion	35,030	29,277
Collections and charge-offs	(67,899)	(64,669)
Ending balance	$562,695	$564,050
Allowance for loan losses ASC 310-30 non-covered loans	(22,431)	(19,276)
Ending balance, net of allowance for loan losses	$540,264	$544,774

The following table presents loans acquired as part of the Doral Bank Transaction accounted for pursuant to ASC Subtopic 310-30 at the February 27, 2015 acquisition date.

(In thousands)
Contractually-required principal and interest	$560,833
Non-accretable difference	112,153
Cash flows expected to be collected	448,680
Accretable yield	113,977
Fair value of loans accounted for under ASC Subtopic 310-30	$334,703